Note 11 - Share-based Payments (Details Textual) - CAD ($)	6 Months Ended				12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Weighted average remaining contractual life of outstanding share options (Year)	1 year 47 days	1 year 189 days	2 years 10 days		2 years 94 days
Risk free interest rate, share options granted	1.37%		2.19%	1.39%
Expected dividend, share options granted	$ 0		$ 0	$ 0
Expected volatility, share options granted	123.00%		105.00%	97.00%
Forfeiture rate, share options granted	0.00%		0.00%	0.00%
Weighted average share price, share options granted (in CAD per share)	$ 0.20		$ 0.07	$ 0.20
Exercise price, share options granted (in CAD per share)	$ 0.05		$ 0.07	$ 0.21
Option life, share options granted	2.85		2.85	3
Management, employees, directors and consultants [member]
Statement Line Items [Line Items]
Weighted average fair value at measurement date, share options granted	$ 0.0355	$ 0.0453			$ 0.0351
Bottom of range [member]
Statement Line Items [Line Items]
Exercise price of outstanding share options (in CAD per share)	$ 0.05	$ 0.07			$ 20
Top of range [member]
Statement Line Items [Line Items]
Exercise price of outstanding share options (in CAD per share)	$ 0.23	$ 0.23			$ 0.23
The 2017 Stock Option Plan [member]
Statement Line Items [Line Items]
Number of shares reserved for issue under options and contracts for sale of shares (in shares)						7,105,838
Share reservation limitations, maximum percentage of allowed reserved shares						5.00%
Weighted average remaining contractual life of outstanding share options (Year)	1 year 47 days		2 years 10 days	2 years 186 days